INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 148	$ 143
Change in valuation allowance	2,568	2,577
Income taxes payable	162	1,958
Re-measurement of deferred tax grants and liabilities			$ 4,419
Federal statutory income tax rate			21.00%	35.00%
Income tax expense	1,549	685	$ 2,033
Income tax expense, prior years			4,472
Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense, prior years	0	224	0
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	43,351
Income tax expense, prior years	$ 86	$ 0	$ 0
Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2020
Years under examination	2013
Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2027
Years under examination	2019
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 29,415
Tax credit carryforwards	$ 560
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2025
Years under examination	2016
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Net operating loss carry forward expiration dates	Dec. 31, 2037
Years under examination	2019
ISRAEL
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 643
Net operating loss carry forward	$ 5,862
Subsidiaries outside of the Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2014
Subsidiaries outside of the Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2019